Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of the Assets	The straight-line depreciation method is used to compute depreciation over the estimated useful lives of the assets, as follows:
Useful life
Property and buildings	30–50 years
Machinery equipment	5–15 years
Transportation vehicles	5–10 years
Office and electronic equipment	3–5 years

Schedule of Intangible Assets are Amortized Using the Straight-Line Method with the Following Estimated Useful Lives	Intangible assets are stated at cost less accumulated amortization. Intangible assets are amortized using the straight-line method with the following estimated useful lives:
Items	Useful life
Concession right on forest land	37 years
Software	10 years

Schedule of Revenue by Nature from Continuing Operations

The following summarizes the Company’s revenue by nature from continuing operations:

	For the Year Ended December 31,
	2024	2023	2022
Machinery and equipment	$1,176,070	$10,781	$204,495
Technological consulting and other services	652,906	-	-
Total revenue	$1,828,976	$10,781	$204,495

Schedule of Currency Exchange Rates that were Used in Creating the Consolidated Financial Statements	The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:
	December 31, 2024	December 31, 2023	December 31, 2022

Year-end spot rate	US$1=RMB 7.2993	US$1=RMB 7.0999	US$1=RMB 6.8972
Year-end spot rate (discontinued operations)	US$1= Indian Rupee (“INR”) 85.55	US$1=INR 83.19	US$1=INR 82.72
Average rate	US$1=RMB 7.1957	US$1=RMB 7.0809	US$1=RMB 6.7290
Average rate (discontinued operations)	US$1=INR 83.66	US$1=INR 82.57	US$1=INR 78.58